Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

				$ million
		2018		2017
	Current	Non-current	Current	Non-current
Financial liabilities
Trade payables	26,252	—	26,983	—
Amounts payable to joint ventures and associates	2,369	—	1,857	—
Payables for capital expenditure and acquisitions[a]	7,325	1,345	3,810	1,269
Payables related to the Gulf of Mexico oil spill[b]	2,279	11,922	2,089	12,253
Other payables	4,980	318	5,733	60
	43,205	13,585	40,472	13,582
Non-financial liabilities
Sales taxes, customs duties, production taxes and social security	2,272	35	2,586	50
Other payables	788	210	1,151	257
	3,060	245	3,737	307
	46,265	13,830	44,209	13,889

[a]	Includes $3,514 million deferred consideration relating to the acquisition of Petrohawk Energy Corporation from BHP Billiton Petroleum (North America) Inc. See Note 3 for further information.
[b] See Note 2 for further information.